Schedules of Investments ─ IQ 500 International ETF

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks — 97.8%
Australia - 5.0%
AGL Energy Ltd.	16,852	$200,860
Ampol Ltd.	14,071	265,192
Australia & New Zealand Banking Group Ltd.	21,659	278,968
BHP Group Ltd.	44,257	1,166,405
BlueScope Steel Ltd.	31,696	254,358
Brambles Ltd.	26,466	204,605
CIMIC Group Ltd.	17,780	273,890
Commonwealth Bank of Australia	6,772	345,786
CSL Ltd.	1,070	207,261
Downer EDI Ltd.	136,058	401,029
Glencore PLC*	963,504	2,208,495
Metcash Ltd.	94,894	184,424
National Australia Bank Ltd.	21,349	270,382
Origin Energy Ltd.	67,534	260,080
Qantas Airways Ltd.	125,480	290,661
Ramsay Health Care Ltd.	8,034	357,103
Rio Tinto PLC	16,851	1,020,696
Sonic Healthcare Ltd.	13,741	316,325
South32 Ltd.	136,036	200,970
Telstra Corp., Ltd.	159,098	382,226
Viva Energy Group Ltd.‡	267,344	308,679
Wesfarmers Ltd.	22,984	767,283
Westpac Banking Corp.	24,396	299,000
Woolworths Group Ltd.	24,825	688,630
Total Australia		11,153,308

Austria - 0.3%
OMV AG*	11,975	378,367
voestalpine AG(a)	12,755	282,727
Total Austria		661,094

Belgium - 1.0%
Anheuser-Busch InBev SA/NV	25,782	1,406,070
bpost SA	21,162	137,633
Colruyt SA	2,803	164,269
Solvay SA	3,469	270,984
Umicore SA	7,035	332,256
Total Belgium		2,311,212

Canada - 6.4%
Air Canada*	22,293	251,472
Alimentation Couche-Tard, Inc., Class B	33,991	1,181,247
Bank of Montreal(a)	4,205	230,043
Bank of Nova Scotia (The)	6,283	258,027
Barrick Gold Corp.	7,545	218,042
BCE, Inc.	8,601	360,606
Bombardier, Inc., Class B*	898,414	311,879
Brookfield Asset Management, Inc., Class A	12,785	412,900
Canadian Imperial Bank of Commerce	3,046	210,866
Canadian National Railway Co.	3,080	300,849
Canadian Natural Resources Ltd.	20,691	365,008
Canadian Tire Corp., Ltd., Class A(a)	2,731	251,774
Cenovus Energy, Inc.	110,515	491,728
CGI, Inc.*	4,753	339,470
Empire Co., Ltd., Class A	12,437	319,490
Enbridge, Inc.	30,713	982,954
George Weston Ltd.	7,005	529,075
Great-West Lifeco, Inc.	15,794	279,210
Husky Energy, Inc.	87,610	281,896
Imperial Oil Ltd.	30,175	471,942
Loblaw Cos., Ltd.	10,205	529,411
Magna International, Inc.	15,086	697,256
Manulife Financial Corp.	18,433	247,012
Metro, Inc.	4,457	195,516

	Shares	Value
Common Stocks (continued)
Canada (continued)
Nutrien Ltd.	10,487	$341,503
Parkland Corp.	11,619	305,937
Pembina Pipeline Corp.	8,916	216,660
Power Corp. of Canada	18,116	321,476
Restaurant Brands International, Inc.	4,233	239,064
Rogers Communications, Inc., Class B	5,796	236,686
Royal Bank of Canada	5,740	395,951
Saputo, Inc.	7,398	181,042
SNC-Lavalin Group, Inc.(a)	12,040	191,004
Sun Life Financial, Inc.	5,913	230,472
Suncor Energy, Inc.	30,585	481,094
TC Energy Corp.	5,743	261,747
Teck Resources Ltd., Class B	27,836	281,997
TELUS Corp.	13,362	231,728
Thomson Reuters Corp.	2,692	187,827
Toronto-Dominion Bank (The)	7,612	336,815
WSP Global, Inc.	2,787	175,001
Total Canada		14,333,677

China - 0.4%
Wilmar International Ltd.	271,710	915,409

Denmark - 0.8%
Carlsberg AS, Class B	1,624	239,269
DSV PANALPINA A/S	2,659	366,007
ISS A/S*	20,816	321,164
Novo Nordisk A/S, Class B	6,324	418,578
Orsted A/S‡	1,887	269,929
Vestas Wind Systems A/S	2,086	268,854
Total Denmark		1,883,801

Finland - 1.1%
Kesko OYJ, Class B	12,315	263,581
Kone OYJ, Class B	2,816	223,904
Neste OYJ	6,660	306,197
Nokia OYJ*	145,036	696,311
Outokumpu OYJ*(a)	59,882	161,448
Stora Enso OYJ, Class R	24,018	302,758
UPM-Kymmene OYJ	8,835	236,424
Wartsila OYJ Abp	21,835	182,805
Total Finland		2,373,428

France - 13.0%
Air France-KLM*(a)	89,088	367,554
Air Liquide SA	3,831	632,410
Airbus SE*	14,973	1,097,923
Arkema SA	2,939	304,512
Atos SE*	4,747	406,405
AXA SA	45,261	902,580
BNP Paribas SA*	18,661	752,803
Bollore SA	205,653	688,213
Bouygues SA*	23,803	844,411
Bureau Veritas SA*	9,085	199,014
Capgemini SE	3,999	517,805
Carrefour SA	68,626	1,095,528
Casino Guichard Perrachon SA*(a)	13,732	383,219
Cie de Saint-Gobain*	24,965	920,173
Cie Generale des Etablissements Michelin	3,212	335,532
CNP Assurances*	29,255	352,513
Credit Agricole SA*	42,980	412,995
Danone SA(a)	7,428	496,625
Eiffage SA*	5,404	472,877
Electricite de France SA	124,560	1,259,348
Elior Group SA‡	30,605	169,733
Engie SA*	96,547	1,288,943

Schedules of Investments ─ IQ 500 International ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
EssilorLuxottica SA*	2,258	$299,584
Faurecia SE*	8,558	332,841
Kering SA	500	284,835
L'Oreal SA	2,044	684,019
LVMH Moet Hennessy Louis Vuitton SE	2,783	1,206,937
Natixis SA*	53,606	130,265
Orange SA	63,792	747,702
Orpea*	1,819	232,735
Pernod Ricard SA	1,307	225,647
Peugeot SA*	56,959	918,709
Publicis Groupe SA*	11,545	372,016
Renault SA*	30,249	717,356
Rexel SA*	31,256	369,085
Safran SA*	5,098	539,179
Sanofi	8,969	939,147
Schneider Electric SE	4,537	527,058
Societe Generale SA*	18,690	286,958
Sodexo SA	7,661	527,966
SPIE SA	16,285	264,784
Suez SA	27,433	362,836
Teleperformance	782	228,682
Thales SA	4,322	313,597
TOTAL SE	55,901	2,069,022
Valeo SA	15,690	403,351
Veolia Environnement SA	19,718	450,242
Vinci SA	17,457	1,502,803
Vivendi SA	17,393	460,706
Total France		29,299,178

Germany - 12.7%
adidas AG*	1,586	438,666
Allianz SE	4,339	904,161
Aurubis AG	4,793	320,340
BASF SE	39,750	2,200,275
Bayer AG	16,021	1,065,457
Bayerische Motoren Werke AG	22,101	1,429,553
Beiersdorf AG	1,548	185,156
Brenntag AG	7,578	467,046
CECONOMY AG*	141,527	510,435
Continental AG	9,621	939,271
Covestro AG‡	10,331	401,431
Daimler AG	48,147	2,129,325
Deutsche Bank AG*	42,187	378,686
Deutsche Lufthansa AG*(a)	66,416	587,299
Deutsche Post AG*	42,080	1,704,764
Deutsche Telekom AG	99,686	1,669,752
E.ON SE	45,208	531,163
Evonik Industries AG	15,070	407,550
Fresenius Medical Care AG & Co. KGaA*	8,934	788,320
Fresenius SE & Co. KGaA*	17,382	868,827
Hannover Rueck SE	1,195	202,637
HeidelbergCement AG	7,815	436,186
Infineon Technologies AG	13,524	337,914
LANXESS AG*	4,427	230,337
Merck KGaA	3,223	411,800
METRO AG	59,323	543,798
Muenchener Rueckversicherungs-Gesellschaft AG	1,921	510,652
ProSiebenSat.1 Media SE*(a)	19,535	201,572
RWE AG	13,492	510,218
Salzgitter AG*(a)	14,572	200,573
SAP SE	6,747	1,067,341
Siemens AG	15,471	1,981,655
Siemens Healthineers AG‡	13,765	715,460
Telefonica Deutschland Holding AG	64,959	178,593
thyssenkrupp AG*(a)	111,320	864,848

	Shares	Value
Common Stocks (continued)
Germany (continued)
TUI AG(a)	101,450	$383,614
Uniper SE	41,432	1,438,444
United Internet AG	6,487	295,099
Total Germany		28,438,218

Hong Kong - 0.6%
AIA Group Ltd.	30,959	279,822
CLP Holdings Ltd.	21,111	199,936
Dairy Farm International Holdings Ltd.	36,894	157,906
Nine Dragons Paper Holdings Ltd.	192,519	201,457
WH Group Ltd.‡	356,701	317,111
Yue Yuen Industrial Holdings Ltd.	102,760	163,086
Total Hong Kong		1,319,318

Ireland - 0.3%
CRH PLC	19,126	694,345

Israel - 0.2%
Teva Pharmaceutical Industries Ltd.*	42,930	486,681

Italy - 3.0%
Assicurazioni Generali SpA	40,206	601,902
Atlantia SpA*	12,894	205,074
Autogrill SpA*	37,478	178,600
Enel SpA	232,509	2,125,026
Eni SpA	114,924	1,024,804
Intesa Sanpaolo SpA*	157,392	317,737
Leonardo SpA	39,511	252,765
Poste Italiane SpA‡	61,173	560,757
Prysmian SpA	9,299	237,845
Saipem SpA	87,310	185,065
Saras SpA*	189,096	139,642
Telecom Italia SpA	960,838	387,214
UniCredit SpA*	24,524	223,906
Unipol Gruppo SpA*	43,740	182,788
Total Italy		6,623,125

Japan - 27.5%
Aeon Co., Ltd.	37,110	873,961
AGC, Inc.	9,481	265,249
Aisin Seiki Co., Ltd.	15,246	435,476
Ajinomoto Co., Inc.	9,501	171,095
Alfresa Holdings Corp.	18,234	372,855
ANA Holdings, Inc.*(a)	11,281	231,851
Asahi Group Holdings Ltd.	8,863	288,699
Asahi Kasei Corp.	42,333	301,052
Astellas Pharma, Inc.	15,218	237,489
Bridgestone Corp.	10,420	304,923
Brother Industries Ltd.	9,219	142,475
Canon, Inc.	27,649	438,284
Central Japan Railway Co.	1,886	226,630
Chubu Electric Power Co., Inc.	25,951	307,912
Chugoku Electric Power Co., Inc. (The)	13,541	164,956
Coca-Cola Bottlers Japan Holdings, Inc.(a)	6,868	102,309
Cosmo Energy Holdings Co., Ltd.	19,177	275,693
Dai Nippon Printing Co., Ltd.	12,535	271,969
Dai-ichi Life Holdings, Inc.	30,458	354,330
Daiichi Sankyo Co., Ltd.	2,446	214,178
Daikin Industries Ltd.	2,201	384,077
Denso Corp.	17,234	630,484
Dentsu Group, Inc.	11,543	256,341
DIC Corp.	6,381	152,751
East Japan Railway Co.	6,487	372,483
ENEOS Holdings, Inc.	283,631	985,050
Fast Retailing Co., Ltd.	687	364,195

Schedules of Investments ─ IQ 500 International ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Fuji Media Holdings, Inc.	15,315	$134,711
FUJIFILM Holdings Corp.	4,744	211,647
Fujitsu Ltd.	7,826	1,045,144
Hakuhodo DY Holdings, Inc.	26,562	290,416
Hankyu Hanshin Holdings, Inc.	4,296	122,505
Hanwa Co., Ltd.	17,314	305,406
Hino Motors Ltd.	37,777	216,879
HIS Co., Ltd.(a)	13,686	160,509
Hitachi Ltd.	31,321	926,625
Honda Motor Co., Ltd.	43,748	1,044,358
Idemitsu Kosan Co., Ltd.	17,940	369,897
IHI Corp.	13,318	164,759
Isetan Mitsukoshi Holdings Ltd.(a)	26,303	119,412
Isuzu Motors Ltd.	28,657	232,958
ITOCHU Corp.	95,765	2,083,226
Japan Airlines Co., Ltd.	13,156	212,962
Japan Post Holdings Co., Ltd.	80,770	547,965
Japan Post Insurance Co., Ltd.	22,547	297,698
Japan Tobacco, Inc.	18,207	312,031
JFE Holdings, Inc.	71,357	461,630
JTEKT Corp.	24,293	160,835
Kajima Corp.	32,454	354,836
Kansai Electric Power Co., Inc. (The)	38,043	360,352
Kao Corp.	2,682	193,699
Kawasaki Heavy Industries Ltd.	11,721	158,970
Kawasaki Kisen Kaisha Ltd.*	19,108	173,315
KDDI Corp.	28,117	866,673
Kintetsu Group Holdings Co., Ltd.	3,992	154,802
Kirin Holdings Co., Ltd.	12,674	243,818
Kobe Steel Ltd.*	77,882	248,975
Komatsu Ltd.	17,326	338,556
Konica Minolta, Inc.	43,637	114,736
Kubota Corp.	16,583	235,813
Kyocera Corp.	4,589	253,647
Kyushu Electric Power Co., Inc.	32,013	267,658
LIXIL Group Corp.	15,380	204,524
Marubeni Corp.	177,912	816,110
Maruha Nichiro Corp.	6,512	124,475
Mazda Motor Corp.	48,853	273,074
Medipal Holdings Corp.	21,202	389,830
MEIJI Holdings Co., Ltd.	2,594	202,652
Mitsubishi Chemical Holdings Corp.	91,136	487,702
Mitsubishi Corp.	105,442	2,113,727
Mitsubishi Electric Corp.	54,126	701,595
Mitsubishi Heavy Industries Ltd.	15,382	355,926
Mitsubishi Materials Corp.	9,150	185,804
Mitsubishi Motors Corp.	67,204	130,938
Mitsubishi UFJ Financial Group, Inc.	88,291	328,346
Mitsui & Co., Ltd.	65,493	974,993
Mitsui Chemicals, Inc.	11,490	217,998
Mitsui OSK Lines Ltd.	13,266	216,939
Mizuho Financial Group, Inc.	193,176	233,134
MS&AD Insurance Group Holdings, Inc.	9,885	246,447
Murata Manufacturing Co., Ltd.	5,596	349,796
NEC Corp.	14,380	801,080
NH Foods Ltd.	4,964	217,143
Nidec Corp.	3,441	272,566
Nippon Express Co., Ltd.	6,260	296,629
Nippon Paper Industries Co., Ltd.	11,585	145,292
Nippon Steel Corp.	74,271	602,359
Nippon Telegraph & Telephone Corp.	87,870	2,030,742
Nippon Yusen K.K.	23,113	297,301
Nissan Motor Co., Ltd.	234,863	801,906
Nitto Denko Corp.	3,690	207,656
Nomura Research Institute Ltd.	6,438	169,033
NTT Data Corp.	41,795	470,802
NTT DOCOMO, Inc.	27,309	750,978

	Shares	Value
Common Stocks (continued)
Japan (continued)
Obayashi Corp.	38,882	$344,948
Oji Holdings Corp.	43,213	179,833
Olympus Corp.	11,136	198,379
Omron Corp.	3,270	232,887
Oriental Land Co., Ltd.	1,178	141,164
ORIX Corp.	12,993	139,601
Osaka Gas Co., Ltd.	10,073	185,207
Otsuka Corp.	4,519	233,366
Otsuka Holdings Co., Ltd.	5,852	241,873
PALTAC Corp.	3,389	183,345
Pan Pacific International Holdings Corp.	7,679	174,526
Panasonic Corp.	77,645	660,934
Persol Holdings Co., Ltd.	19,372	245,150
Rakuten, Inc.	33,325	304,158
Recruit Holdings Co., Ltd.	16,337	504,959
Renesas Electronics Corp.*	42,139	230,364
Ricoh Co., Ltd.	43,308	276,486
Secom Co., Ltd.	2,901	249,163
Seibu Holdings, Inc.	12,536	111,689
Seiko Epson Corp.	17,063	179,296
Sekisui Chemical Co., Ltd.	13,441	182,044
Sekisui House Ltd.(a)	9,100	165,079
Seven & i Holdings Co., Ltd.	27,737	841,056
SG Holdings Co., Ltd.	8,432	308,634
Sharp Corp.	19,052	185,601
Shimizu Corp.	36,812	263,216
Shin-Etsu Chemical Co., Ltd.	2,728	316,714
Ship Healthcare Holdings, Inc.	4,230	181,634
Shiseido Co., Ltd.	2,731	151,105
Showa Denko K.K.	8,183	168,412
SoftBank Group Corp.	34,736	2,166,688
Sojitz Corp.	115,312	241,029
Sompo Holdings, Inc.	6,481	211,783
Sony Corp.	11,339	866,110
Subaru Corp.	13,962	263,380
Sumitomo Chemical Co., Ltd.	108,133	309,886
Sumitomo Corp.	65,894	729,178
Sumitomo Electric Industries Ltd.	30,151	332,508
Sumitomo Forestry Co., Ltd.	14,964	167,572
Sumitomo Metal Mining Co., Ltd.	6,774	200,792
Sumitomo Mitsui Financial Group, Inc.	13,306	352,377
Suntory Beverage & Food Ltd.	4,798	180,384
Suzuken Co., Ltd.	8,379	296,788
Suzuki Motor Corp.	12,296	403,781
T&D Holdings, Inc.	17,037	139,061
Taiheiyo Cement Corp.	8,048	173,931
Taisei Corp.	9,610	329,029
Takeda Pharmaceutical Co., Ltd.	8,900	316,168
TDK Corp.	3,178	351,074
Teijin Ltd.	9,275	133,252
Toho Holdings Co., Ltd.	8,857	150,618
Tohoku Electric Power Co., Inc.	28,348	267,313
Tokio Marine Holdings, Inc.	6,317	265,036
Tokyo Electric Power Co. Holdings, Inc.*	198,132	524,704
Tokyo Electron Ltd.	1,296	353,020
Tokyo Gas Co., Ltd.	10,372	218,810
Tokyu Corp.	12,187	135,091
Toppan Printing Co., Ltd.	17,879	267,686
Toray Industries, Inc.	74,418	319,618
Toshiba Corp.	12,661	383,195
Tosoh Corp.	13,000	173,612
Toyota Boshoku Corp.	13,283	154,275
Toyota Industries Corp.	3,973	200,660
Toyota Motor Corp.	29,908	1,758,612
Toyota Tsusho Corp.	37,023	930,740
West Japan Railway Co.	3,697	158,328
Yamada Denki Co., Ltd.	46,346	200,323

Schedules of Investments ─ IQ 500 International ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Yamaha Motor Co., Ltd.	12,743	$185,004
Yamato Holdings Co., Ltd.	15,866	404,416
Yamazaki Baking Co., Ltd.(a)	7,553	126,300
Z Holdings Corp.	72,170	380,201
Zensho Holdings Co., Ltd.	8,038	144,597
Total Japan		61,779,440

Luxembourg - 0.7%
ArcelorMittal SA*	130,083	1,436,708
RTL Group SA*	6,327	209,487
Total Luxembourg		1,646,195

Netherlands - 3.7%
Aegon NV	81,274	240,843
Akzo Nobel NV	3,092	291,553
Altice Europe NV*	97,264	461,209
ASML Holding NV	740	262,252
EXOR NV	16,217	913,765
Heineken Holding NV	5,571	483,208
Heineken NV	5,104	496,358
ING Groep NV	29,135	203,130
Koninklijke Ahold Delhaize NV	37,064	1,072,476
Koninklijke DSM NV(a)	1,870	286,581
Koninklijke Philips NV*	9,528	494,502
NN Group NV	6,530	239,373
Randstad NV	15,351	738,083
Royal Dutch Shell PLC, Class B	142,211	2,017,334
Wolters Kluwer NV	2,404	190,065
Total Netherlands		8,390,732

Norway - 1.0%
Equinor ASA	90,055	1,332,149
Norsk Hydro ASA*	138,155	386,518
Telenor ASA	18,236	282,915
Yara International ASA	7,397	309,850
Total Norway		2,311,432

Portugal - 0.4%
EDP - Energias de Portugal SA	69,962	354,498
Galp Energia SGPS SA	22,941	241,437
Jeronimo Martins SGPS SA	15,147	256,042
Total Portugal		851,977

Singapore - 0.5%
Jardine Cycle & Carriage Ltd.	18,991	276,978
Oversea-Chinese Banking Corp., Ltd.	25,938	161,912
Sembcorp Industries Ltd.	131,294	165,638
Singapore Airlines Ltd.	131,436	327,799
Singapore Telecommunications Ltd.	126,590	228,938
Total Singapore		1,161,265

Spain - 2.9%
Acciona SA	1,973	218,842
ACS Actividades de Construccion y Servicios SA	44,114	1,019,822
Amadeus IT Group SA	3,783	189,493
Banco Bilbao Vizcaya Argentaria SA	64,923	202,446
Banco Santander SA	254,358	543,988
Cia de Distribucion Integral Logista Holdings SA	12,197	227,017
Endesa SA	15,609	443,722
Iberdrola SA	65,262	842,722
Industria de Diseno Textil SA	19,668	523,757
Mapfre SA	108,143	195,144

	Shares	Value
Common Stocks (continued)
Spain (continued)
Naturgy Energy Group SA	17,674	$328,958
Repsol SA	84,361	656,400
Siemens Gamesa Renewable Energy SA	9,853	231,567
Telefonica SA	208,818	876,098
Total Spain		6,499,976

Sweden - 2.2%
Assa Abloy AB, B Shares	8,684	190,336
Atlas Copco AB, A Shares	5,173	228,894
Electrolux AB, Series B(a)	13,088	245,551
Essity AB, B Shares*	7,429	245,114
Hennes & Mauritz AB, B Shares(a)	28,357	440,567
ICA Gruppen AB	4,631	228,109
NCC AB, B Shares	11,903	207,051
Sandvik AB*	12,063	224,320
Securitas AB, B Shares*	25,429	379,663
Skanska AB, B Shares*	24,125	486,972
SKF AB, B Shares	11,621	214,572
SSAB AB, A Shares*(a)	67,409	198,744
Telefonaktiebolaget LM Ericsson, B Shares	54,220	625,047
Telia Co. AB	51,228	199,664
Volvo AB, B Shares*	49,347	851,613
Total Sweden		4,966,217

Switzerland - 4.7%
ABB Ltd.	22,767	569,863
Adecco Group AG	14,331	680,081
Cie Financiere Richemont SA	2,952	183,344
Credit Suisse Group AG	27,161	290,032
Kuehne + Nagel International AG*	2,585	445,847
LafargeHolcim Ltd.*	10,906	515,628
Nestle SA	21,828	2,593,830
Novartis AG	13,226	1,097,248
Roche Holding AG	5,960	2,070,964
Schindler Holding AG - Participating Certificate	729	184,714
Sika AG	930	204,974
STMicroelectronics NV	9,878	278,118
Swiss Life Holding AG	452	165,407
Swiss Re AG	3,514	277,195
Swisscom AG	414	221,085
UBS Group AG	31,357	368,652
Zurich Insurance Group AG	915	338,159
Total Switzerland		10,485,141

United Kingdom - 9.2%
Associated British Foods PLC	13,655	316,327
AstraZeneca PLC	5,016	561,572
Aviva PLC	54,198	187,583
Babcock International Group PLC	34,604	130,985
BAE Systems PLC	64,018	411,884
Balfour Beatty PLC	67,997	214,726
Barclays PLC	172,025	227,047
BP PLC	437,335	1,579,367
British American Tobacco PLC	17,982	595,817
BT Group PLC	378,418	489,621
Bunzl PLC	12,003	346,271
Capita PLC*	391,784	176,016
Centrica PLC	1,050,226	672,256
CK Hutchison Holdings Ltd.	78,642	512,936
Compass Group PLC	45,339	625,125
Computacenter PLC	9,681	251,966
DCC PLC	3,851	345,319
Diageo PLC	8,895	327,008
Dixons Carphone PLC	193,281	186,709
DS Smith PLC	45,323	155,379

Schedules of Investments ─ IQ 500 International ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
easyJet PLC	22,168	$143,499
Experian PLC	5,421	190,470
Fiat Chrysler Automobiles NV*	135,626	1,382,456
G4S PLC	212,579	396,333
GlaxoSmithKline PLC	45,802	919,641
Hays PLC	141,956	203,086
HSBC Holdings PLC	76,093	341,762
Imperial Brands PLC	20,877	349,637
Inchcape PLC	33,596	189,255
InterContinental Hotels Group PLC	3,473	160,270
International Consolidated Airlines Group SA	18,060	39,052
ITV PLC	175,526	130,578
J Sainsbury PLC	170,024	417,637
John Wood Group PLC	102,502	257,027
Johnson Matthey PLC	13,992	411,181
Kingfisher PLC	122,874	390,117
Legal & General Group PLC	57,300	160,941
Lloyds Banking Group PLC	630,675	217,577
Marks & Spencer Group PLC(a)	163,475	203,790
Mondi PLC	10,851	194,118
National Grid PLC	27,286	322,459
Natwest Group PLC	112,332	156,282
Pearson PLC(a)	25,106	174,973
Petrofac Ltd.	60,923	111,946
Prudential PLC	17,844	258,911
Reckitt Benckiser Group PLC	3,745	378,774
RELX PLC	12,763	270,536
Rolls-Royce Holdings PLC*	81,119	246,581
Royal Mail PLC	146,573	309,535
SSE PLC	26,922	459,710
Standard Chartered PLC	29,665	150,212
Tesco PLC	327,726	933,834
Travis Perkins PLC	14,816	215,559
Vodafone Group PLC	517,108	784,310
Wm Morrison Supermarkets PLC(a)	131,236	321,844
WPP PLC	72,034	537,013
Total United Kingdom		20,644,820

United States - 0.2%
Ferguson PLC	6,115	545,121

Total Common Stocks
(Cost $254,986,103)		219,775,110
Preferred Stocks — 1.3%
Germany - 1.3%
Henkel AG & Co. KGaA, 2.22%	4,656	459,177
Schaeffler AG, 6.49%	37,983	281,616
Volkswagen AG, 0.00%	15,136	2,237,290
Total Germany		2,978,083

Total Preferred Stocks
(Cost $3,650,387)		2,978,083

	Shares	Value
Short-Term Investments — 3.0%

Money Market Funds — 3.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.06%(b)(c)	5,410,841	$5,410,841
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%(b)	1,373,063	1,373,063
Total Short-Term Investments
(Cost $6,783,904)		6,783,904

Total Investments — 102.1%
(Cost $265,420,394)		229,537,097
Other Assets and Liabilities, Net — (2.1)%		(4,839,815)
Net Assets — 100.0%		$224,697,282

		% of
Industry	Value	Net Assets
Industrials	$47,389,031	21.1%
Consumer Discretionary	31,984,340	14.2
Consumer Staples	24,390,364	10.8
Materials	23,551,827	10.5
Financials	20,074,209	8.9
Communication Services	17,684,752	7.9
Energy	16,622,312	7.4
Utilities	14,577,025	6.5
Health Care	14,551,433	6.5
Information Technology	11,927,900	5.3
Money Market Funds	6,783,904	3.0
Total Investments	$229,537,097	102 ..1%
Other Assets and Liabilities, Net	(4,839,815)	(2 .1)
Total Net Assets	$224,697,282	100 .0%

Schedules of Investments ─ IQ 500 International ETF (continued)

July 31, 2020 (unaudited)

‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.
*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $5,363,704; total market value of collateral held by the Fund was $5,699,755. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $288,915.
(b)	Reflects the 1-day yield at July 31, 2020.
(c)	Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$219,775,110	$–	$–	$219,775,110
Preferred Stocks	2,978,083	–	–	2,978,083
Short-Term Investments:
Money Market Funds	6,783,904	–	–	6,783,904
Total Investments in Securities	$229,537,097	$–	$–	$229,537,097

(d)	For a complete listing of investments and their countries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.